SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Sep. 23, 2025	Aug. 01, 2025	Apr. 22, 2025	Mar. 31, 2025
Xilin Online Beijing Ecommerce Co Ltd Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration
Non-controlling interests				(19,374)
Less: net liabilities acquired				(20,164)
Net liabilities acquired				(39,538)
Cash and cash equivalents				2,031
Account receivable				8,908
Other current assets				63,701
Property and equipment				644
Accounts payable and accrued expenses				(77,789)
Contract liabilities				(12,810)
Other current liabilities				(24,223)
Net liabilities acquired				(39,538)
Net liabilities acquired				39,538
Fair value of non-controlling interest				19,374
Goodwill recognized				39,538
Other current liabilities				$ (63,701)
Shanghai Huomao Cultural Development Co., Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration
Non-controlling interests			(53)
Less: net liabilities acquired			(45)
Net liabilities acquired			(98)
Cash and cash equivalents			6,925
Account receivable			2,270
Accounts payable and accrued expenses			(2,091)
Other current liabilities			(7,202)
Net liabilities acquired			98
Net liabilities acquired			(98)
Fair value of non-controlling interest			53
Goodwill recognized			$ 98
Shenzhen Zhimeng Qiyang Technology Co Ltd Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration		$ 856,743
Non-controlling interests		(823,146)
Less: net liabilities acquired		(179,182)
Net liabilities acquired		(1,859,071)
Cash and cash equivalents		2,671
Account receivable		5,421
Other current assets		653
Property and equipment		106
Other current liabilities		(190,756)
Net liabilities acquired		(179,182)
Net liabilities acquired		179,182
Fair value of non-controlling interest		823,146
Goodwill recognized		1,859,071
Intangible assets		2,723
Other current liabilities		$ (653)
Braincon Limited And Its Subsidiaries Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration	$ 100
Less: net liabilities acquired	(13)
Net liabilities acquired	(113)
Cash and cash equivalents	2
Other current assets	15
Net liabilities acquired	(13)
Net liabilities acquired	13
Goodwill recognized	113
Other current liabilities	$ (15)